Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
(6)	Commitments and Contingencies

Leases

The Company has operating leases for its laboratory and office space in Philadelphia, Pennsylvania. The Company’s operating leases have term end dates ranging from 2025 to 2029. The Company also has obligations under an arrangement for the use of certain laboratory equipment that are classified as finance leases that commenced in 2022 and have end dates into 2026. During the three and six months ended June 30, 2025, the Company abandoned one of its laboratory space operating lease right-of-use assets, resulting in a loss on abandonment of $0.9 million. In addition, during the three and six months ended June 30, 2025, the Company returned each of its finance lease right-of-use assets to its lessor, resulting in a loss of $1.0 million.

The Company’s operating and finance lease ROU assets and the related lease liabilities are initially measured at the present value of future lease payments over the lease term. The Company is responsible for payment of certain real estate taxes, insurance and other expenses on certain of its leases. These amounts are generally considered to be variable and are not included in the measurement of the ROU assets and lease liability. The Company accounts for non-lease components, such as maintenance, separately from lease components.

The Company carries laboratory equipment from failed sale-leasebacks, as assets held for sale on the accompanying unaudited interim consolidated balance sheets. The ongoing lease payments are recorded as reductions to the finance liability and interest expense. As of June 30, 2025, the Company had a $0.8 million financing liability recorded in other current liabilities and other long-term liabilities on the unaudited interim consolidated balance sheets. During the three and six months ended June 30, 2025, the Company returned each of its failed sale-leaseback laboratory equipment, resulting in a loss of $1.6 million.

The elements of the Company’s lease costs were as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Operating lease cost	$1,512	$3,154
Finance lease cost:
Amortization of lease assets	439	1,008
Interest on lease liabilities	31	159
Total finance lease cost	470	1,167
Variable lease cost	209	672

Total lease cost	$2,191	$4,993

Lease term and discount rate information related to leases was as follows:

	June 30,
	2025	2024
Weighted-average remaining lease term (in years)
Operating leases	2.5	2.5
Finance leases	0.3	1.4
Weighted-average discount rate
Operating leases	10.0%	9.8%
Finance leases	9.0%	9.0%

Supplemental cash flow information was as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$927	$3,203
Operating cash used in finance leases	$31	$159
Financing cash used in finance leases	$576	$906

Future maturities of lease liabilities were as follows as of June 30, 2025 (in thousands):

	Operating	Finance
	Leases	Leases
Fiscal year ending:
2025 (remaining six months)	$671	$336
2026	226	20
2027	233	—
2028	240	—
2029	184	—

Total future minimum payments	1,554	356
Less imputed interest	(203)	(7)
Present value of lease liabilities	$1,351	$349

Licensing and Sponsored Research Agreements

Under a license agreement with The Trustees of the University of Pennsylvania (Penn), entered into in November 2017, the Company is required to make annual payments of $25,000. Penn is eligible to receive up to $10.9 million per product in development upon the achievement of certain clinical, regulatory and commercial milestone events. There are additional milestone payments required to be paid of up to $30.0 million per product in commercial milestones and up to an additional $1.7 million in development and regulatory milestone payments for the first CAR-M product directed to mesothelin. Additionally, the Company is obligated to pay Penn single-digit royalties based on its net sales.

Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. As of June 30, 2025, the Company was in negotiations with a vendor to determine the total costs owed for research and development services provided. While the negotiations are ongoing, the Company believes a liability is probable. The Company has estimated the amount to be owed to be $1.9 million, of which $1.4 million and $0.5 million is included within accounts payable and accrued expenses, respectively, on the accompanying consolidated balance sheets. The final amount owed may differ from the estimate as negotiations progress. The Company will continue to evaluate the matter and will adjust the liability as necessary based on any new information or agreements reached with the vendor.

(8)Commitments and Contingencies

Leases

The Company has operating leases for its laboratory and office space in Philadelphia, Pennsylvania. The Company’s operating leases have term end dates ranging from 2025 to 2029. The Company also has obligations under an arrangement for the use of certain laboratory equipment that are classified as finance leases that commenced in 2022 and have end dates ranging from 2025 to 2026. Effective February 2024, the Company renewed an existing operating lease with an end date through 2026. In April 2024, in connection with the revised operating plan, the Company notified the lessor that it would terminate the lease effective August 2024. In July 2024, the Company entered into an amendment extending the termination date of the lease to June 2025 with an option to extend to December 2025. The Company did not incur any penalties or fees in connection with the termination.

In September 2024, the Company modified existing finance leases and failed sale-leaseback arrangements by assigning the rights and obligations of certain underlying assets to an unrelated third party. The modifications resulted in a reduction of its finance lease ROU assets and related lease liability of $0.4 million. In addition, the Company recorded a reduction of its failed sale-leaseback liability and gain on the sale of the corresponding assets of $0.1 million.

The Company’s operating and finance lease ROU assets and the related lease liabilities are initially measured at the present value of future lease payments over the lease term. The Company is responsible for payment of certain real estate taxes, insurance and other expenses on certain of its leases. These amounts are generally considered to be variable and are not included in the measurement of the ROU assets and lease liability. The Company accounts for non-lease components, such as maintenance, separately from lease components.

The Company carries laboratory equipment from failed sale-leasebacks, as property and equipment, net on the accompanying consolidated balance sheets. The ongoing lease payments are recorded as reductions to the finance liability and interest expense. As of December 31, 2024, the Company had a $1.4 million financing liability recorded in other current liabilities and other long-term liabilities on the consolidated balance sheets.

The elements of the lease costs were as follows (in thousands):

	Years Ended December 31,
	2024	2023
Operating lease cost	$5,245	$5,774
Finance lease cost:
Amortization of lease assets	1,584	1,187
Interest on lease liabilities	217	139
Total finance lease cost	1,801	1,326
Variable lease cost	1,071	1,733
Short term lease cost	671	—
Total lease cost	$8,788	$8,833

Lease term and discount rate information related to leases was as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term (in years)
Operating leases	2.7	2.6
Finance leases	0.8	1.5
Weighted-average discount rate
Operating leases	9.9%	9.8%
Finance leases	9.0%	9.0%

Supplemental cash flow information was as follows (in thousands):

	Years Ended
	December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$5,807	$5,764
Operating cash used in finance leases	$217	$139
Financing cash used in finance leases	$1,429	$1,301

Future maturities of lease liabilities were as follows as of December 31, 2024 (in thousands):

	Operating	Finance
	Leases	Leases
Fiscal year ending:
2025	$927	$942
2026	225	21
2027	233	—
2028	240	—
2029	184	—
Thereafter	—	—
Total future minimum payments	1,809	963
Less imputed interest	(253)	(38)
Present value of lease liabilities	$1,556	$925

Licensing and Sponsored Research Agreements

Under a license agreement with The Trustees of the University of Pennsylvania (Penn), entered into in November 2017 (Penn License Agreement), the Company is required to make annual payments of $25,000. Penn is eligible to receive up to $10.9 million per product in development upon the achievement of certain clinical, regulatory and commercial milestone events. There are additional milestone payments required to be paid of up to $30.0 million per product in commercial milestones and up to an additional $1.7 million in development and regulatory milestone payments for the first CAR-M product directed to mesothelin. Additionally, the Company is obligated to pay Penn single-digit royalties based on its net sales.

In March 2023, the Company entered into a manufacturing and supply agreement with Novartis Pharmaceuticals Corporation (Novartis) for the manufacturing of the Company’s CT-0508 product candidate (Novartis Agreement). The Novartis Agreement had a five year term. On June 26, 2024, in furtherance of its revised operating plan approved in late March 2024, the Company terminated the Novartis Agreement. Upon termination, the Company incurred a termination fee equal to $4.0 million, which was paid in the third quarter of 2024. A prepaid asset was recorded as the Company separately agreed with Novartis that if Novartis and the Company re-negotiate the agreement for a substitute product on or before December 31, 2024, then the $4.0 million termination fee would be credited in full or in part against any amounts due from the Company to Novartis under such agreement relating to the substitute product. The Company did not re-negotiate the agreement and expensed the $4.0 million prepaid asset in the fourth quarter of 2024 to research and development in the consolidated statements of operations and comprehensive loss.

Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. As of December 31, 2024, the Company was in negotiations with a vendor to determine the total costs owed for research and development services provided. While the negotiations are ongoing, the Company believes a liability is probable. The Company has estimated the amount to be owed to be $1.2 million which is included within accrued expenses on the accompanying consolidated balance sheets. The final amount owed may differ from the estimate as negotiations progress. The Company will continue to evaluate the matter and will adjust the liability as necessary based on any new information or agreements reached with the vendor.